UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/16 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (95.8%)

	CONSUMER DISCRETIONARY (8.8%)
7,400	AutoZone, Inc. *	$5,895,506
2,700	Buffalo Wild Wings, Inc. *	399,924
16,200	Domino’s Pizza, Inc.	2,136,132
112,000	LKQ Corp. *	3,576,160
22,600	O’Reilly Automotive, Inc. *	6,184,716
80,600	TJX Companies, Inc. (The)	6,315,010
48,800	VF Corp.	3,160,288
33,600	Wolverine World Wide, Inc.	618,912
		28,286,648
	CONSUMER STAPLES (9.0%)
21,300	Brown-Forman Corp. Class B	2,097,411
67,400	Church & Dwight Co., Inc.	6,212,932
13,100	Coca-Cola Femsa, S.A.B. de C.V. ADR	1,087,955
23,000	Costco Wholesale Corp.	3,624,340
6,000	CVS Health Corp.	622,380
19,800	Edgewell Personal Care Co.	1,594,494
5,400	Energizer Holdings, Inc.	218,754
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,926,200
64,000	General Mills, Inc.	4,054,400
110,000	Hormel Foods Corp.	4,756,400
4,000	McCormick & Co., Inc.	397,920
44,000	Reynolds American, Inc.	2,213,640
		28,806,826
	ENERGY (1.8%)
3,200	Core Laboratories N.V. (1)	359,712
24,000	Enbridge, Inc.	933,840
41,873	EQT Corp.	2,816,378
12,000	Oceaneering International, Inc.	398,880
32,000	ONEOK, Inc. (1)	955,520
11,000	TransCanada Corp. (1)	432,410
		5,896,740
	FINANCIALS (6.8%)
3,100	Affiliated Managers Group, Inc. *	503,440
3,000	Alleghany Corp. *	1,488,600
36,000	American Tower Corp. REIT	3,685,320
45,000	Arch Capital Group Ltd. *	3,199,500
8,000	Chubb, Ltd.	953,200
23,200	Equity Lifestyle Properties, Inc. REIT	1,687,336
14,153	Essex Property Trust, Inc. REIT	3,309,820
75,500	HDFC Bank Ltd. ADR	4,653,065
18,600	M&T Bank Corp.	2,064,600
7,800	PRA Group, Inc. *(1)	229,242
		21,774,123
	HEALTH CARE (14.3%)
33,800	Alexion Pharmaceuticals, Inc. *	4,705,636
4,334	Allergan PLC *	1,161,642
7,000	Anthem, Inc.	972,930
22,600	C.R. Bard, Inc.	4,580,342
40,000	Cerner Corp. *	2,118,400

Shares		Value
13,000	DENTSPLY SIRONA, Inc.	$801,190
46,000	Express Scripts Holding Co. *	3,159,740
38,800	Henry Schein, Inc. *	6,698,044
57,400	IDEXX Laboratories, Inc. *	4,495,568
23,000	Illumina, Inc. *	3,728,530
49,100	Mednax, Inc. *	3,172,842
17,700	Mettler-Toledo International, Inc. *	6,102,252
54,000	Novo Nordisk A/S ADR	2,926,260
8,000	Universal Health Services, Inc. Class B	997,760
		45,621,136
	INDUSTRIALS (29.6%)
25,300	Acuity Brands, Inc.	5,518,942
103,750	AMETEK, Inc.	5,185,425
39,200	AZZ, Inc.	2,218,720
63,800	Canadian National Railway Co.	3,984,948
2,000	CLARCOR, Inc.	115,580
61,000	Danaher Corp.	5,786,460
26,000	EnerSys	1,448,720
14,800	Equifax, Inc.	1,691,492
9,800	Esterline Technologies Corp. *	627,886
20,000	General Dynamics Corp.	2,627,400
30,762	HEICO Corp.	1,849,719
31,850	IDEX Corp.	2,639,728
18,600	IHS, Inc. Class A *	2,309,376
17,800	ITT Corp.	656,642
33,000	J.B. Hunt Transport Services, Inc.	2,779,920
24,000	Kansas City Southern	2,050,800
33,000	Kirby Corp. *	1,989,570
11,119	Lincoln Electric Holdings, Inc.	651,240
12,800	Northrop Grumman Corp.	2,533,120
38,500	Republic Services, Inc.	1,834,525
123,900	Rollins, Inc.	3,360,168
39,000	Roper Technologies, Inc.	7,128,030
17,700	Rush Enterprises, Inc. Class A *	322,848
28,500	Snap-on, Inc.	4,474,215
37,600	Stericycle, Inc. *	4,744,744
50,200	Teledyne Technologies, Inc. *	4,424,628
79,300	Toro Co. (The)	6,829,316
40,000	Union Pacific Corp.	3,182,000
53,200	Wabtec Corp.	4,218,228
115,800	Waste Connections, Inc.	7,479,522
		94,663,912
	INFORMATION TECHNOLOGY (16.5%)
47,000	Accenture PLC Class A	5,423,800
21,000	Alliance Data Systems Corp. *	4,620,000
78,400	Amphenol Corp. Class A	4,533,088
61,600	ANSYS, Inc. *	5,510,736
17,000	Automatic Data Processing, Inc.	1,525,070
68,400	Fiserv, Inc. *	7,016,472
28,400	Intuit, Inc.	2,953,884
61,000	MasterCard, Inc. Class A	5,764,500
75,000	Salesforce.com, Inc. *	5,537,250
51,000	Trimble Navigation Ltd. *	1,264,800
32,500	Ultimate Software Group, Inc. (The) *	6,288,750

March 31, 2016

Shares		Value
27,600	WEX, Inc. *	$2,300,736
		52,739,086
	MATERIALS (7.8%)
15,000	Air Products & Chemicals, Inc.	2,160,750
23,700	AptarGroup, Inc.	1,858,317
36,400	Ball Corp. (1)	2,594,956
45,000	Crown Holdings, Inc. *	2,231,550
48,400	Ecolab, Inc.	5,397,568
40,000	FMC Corp. (1)	1,614,800
600	NewMarket Corp.	237,756
23,000	Praxair, Inc.	2,632,350
20,200	Scotts Miracle-Gro Co. (The) Class A	1,469,954
43,200	Valspar Corp. (The)	4,623,264
		24,821,265
	TELECOMMUNICATION SERVICES (1.2%)
40,000	SBA Communications Corp. Class A *	4,006,800

	TOTAL COMMON STOCKS (Cost $148,313,531) (95.8%)	306,616,536

SHORT-TERM INVESTMENTS (4.9%)

	MONEY MARKET FUNDS (4.9%)
11,280,787	State Street Institutional Liquid Reserves Fund	11,280,787
4,336,873	State Street Navigator Securities Lending Prime Portfolio (2)	4,336,873

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,617,660) (4.9%)	15,617,660

	TOTAL INVESTMENT SECURITIES (100.7%) (Cost $163,931,191)	$322,234,196

	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.7%)	(2,311,619)

	NET ASSETS (3) (100%)	$319,922,577

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($319,922,577 ÷ 10,859,694 shares outstanding)	$29.46

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2016, the market value of the securities on loan was $4,227,206.
(2)	Securities with an aggregate market value of $4,227,206 were out on loan in exchange for $4,336,873 of cash collateral as of March 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $163,931,191, aggregate gross unrealized appreciation was $160,652,982, aggregate gross unrealized depreciation was $2,349,977 and the net unrealized appreciation was $158,303,005.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$306,616,536	$-	$-	$306,616,536
Short-Term Investments	15,617,660	-	-	15,617,660
Total Investments in Securities	$322,234,196	$-	$-	$322,234,196

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016